Partners' Capital (Schedule of Issuance of Units) (Detail) - USD ($) $ / shares in Units, $ in Millions	Oct. 23, 2013	Sep. 13, 2013	Mar. 22, 2013	Oct. 30, 2013	Oct. 07, 2013	Apr. 30, 2013
Distributions Made to Members or Limited Partners [Abstract]
Units	16,100,000	11,773,191	5,175,000	2,100,000	773,191	675,000
Per Unit Gross Price		$ 22.50	$ 23.90
Per Unit Net Price	$ 21.19	$ 21.69	$ 23.00
Net Proceeds	$ 340.3	$ 255.2	$ 118.5